Derivative and Hedging Instruments - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 499,021	$ 440,077
Fair value of reinsurance ceded guaranteed minimum income benefits	281	402
Fair value of reinsurance assumed guaranteed minimum income benefits	0	46
Fair value of credit and interest rate embedded derivatives	265	487
Shareholders and other equity holders’ accumulated other comprehensive income (loss) (“AOCI”):
Disclosure of detailed information about hedging instruments [line items]
Net losses reclassified from AOCI to net income	$ 14
Maximum time frame for which variable cash flows are hedged	28 years
Continuing Cash Flow Hedges
Disclosure of detailed information about hedging instruments [line items]
Changes in fair value	$ 10	(149)
CPI Cash Flow hedges
Disclosure of detailed information about hedging instruments [line items]
Changes in fair value	$ (42)	(85)
CPI Cash Flow hedges | Shareholders and other equity holders’ accumulated other comprehensive income (loss) (“AOCI”):
Disclosure of detailed information about hedging instruments [line items]
Maximum time frame for which variable cash flows are hedged	12 years
De-Designated Hedges
Disclosure of detailed information about hedging instruments [line items]
Changes in fair value	$ 0	0
Variable Annuity
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 90,000	$ 82,000